Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Other Operating Expense [Abstract]
Summary of Other Operating Expenses
28 Other operating expenses

Other operating expenses
	2018	2017	2016
IT related expenses	779	737	740
Office expenses	564	587	580
Advertising and public relations	402	455	404
Travel and accommodation expenses	179	178	169
External advisory fees	358	353	320
Audit and non-audit services	26	22	19
Postal charges	54	50	48
Depreciation of property and equipment	312	319	330
Amortisation of intangible assets	209	179	187
Impairments and reversals on property and equipment and intangibles	19	18	107
Regulatory costs	947	901	845
Addition/(unused amounts reversed) of provision for reorganisations andrelocations	4	–5	1,189
Addition/(unused amounts reversed) of other provisions	–13	167	213
Contributions and subscriptions	91	91	82
Other	1,332	575	342
	5,262	4,627	5,575

Summary of Audit and Non-audit Services
Fees of Group’s auditors
	2018	2017	2016
Audit fees	19	18	15
Audit related fees	1	1	1
Tax fees
Total [1]	20	19	16
1 The Group’s auditors did not provide any non-audit services.
Summary of Impairments and reversals of property and equipment and intangibles
Impairments and reversals of property and equipment and intangibles
	Impairment losses			Reversals of impairments			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Property and equipment	9	10	65	–17	–24	–5	–8	–14	60
Property development	15	2	3				15	2	3
Software and other intangibleassets	12	30	44				12	30	44
(Reversals of) other impairments	35	42	112	–17	–24	–5	19	18	107